Share-Based Payments - Summary of Information on Warrants Activity (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	338,875	338,875	896,225
Option exercisable, forfeited or expired			557,350
Option exercisable, ending balance	117,938	338,875	338,875	896,225
Weighted- average exercise price per share, beginning balance	€ 26.69	€ 26.69	€ 27.18
Weighted- average exercise price per share, forfeited or expired			27.48
Weighted- average exercise price per share, ending balance	€ 19.35	€ 26.69	€ 26.69	€ 27.18
Option outstanding, beginning balance	338,875	338,875	896,225
Option outstanding, granted	75,000	0	0
Option Outstanding, exercised	0	0	0
Option outstanding, forfeited, cancelled or expired	(244,375)	0	(557,350)
Option outstanding, ending balance	169,500	338,875	338,875	896,225
Weighted average exercise price per share, beginning balance	€ 26.69	€ 26.69	€ 27.18
Weighted average exercise price per share, granted	2.59	0	0
Weighted average exercise price per share, exercised	0	0	0
Weighted average exercise price per share, forfeited or expired	27.91	0	27.48
Weighted average exercise price per share, ending balance	€ 14.25	€ 26.69	€ 26.69	€ 27.18
Remaining Average Useful Life	4 years 9 months 18 days	1 year 4 months 24 days	2 years 4 months 24 days	3 years 3 months 18 days